ACQUISITION OF NET ASSETS OF CELL GENESYS (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 2013 Notes	Mar. 12, 2012 2013 Notes	Oct. 14, 2009 Cell Genesys	Dec. 31, 2011 Cell Genesys	Oct. 14, 2009 Cell Genesys 2011 Notes	Oct. 14, 2009 Cell Genesys 2013 Notes
Acquisition
Interest acquired (as a percent)				100.00%
Purchase price of the merger
Number of shares of common stock issued				3,369,967
Fair value of BioSante common stock issued				$ 36,800,043
Transaction costs of BioSante				2,431,252
Total purchase price				39,231,295
Allocation of purchase price
Cash				24,746,346
Investment in Ceregene				3,486,000
In-process research and development				9,000,000
Receivables, equipment and other assets				293,658
Accounts payable and accrued liabilities				1,777,323
Convertible senior notes				16,709,580
Total net assets acquired				19,039,101
Additional disclosures
Acquired in-process technology	9,000,000			9,000,000
Excess consideration paid over fair value	20,192,194			20,200,000
Principal balance of debt assumed						$ 1,234,000	$ 20,782,000
Interest rate (as a percent)			3.125%			3.125%	3.125%
Number of shares of common stock receivable upon conversion		500,000			931,093
Conversion price (in dollars per share)		$ 22.32			$ 22.32